Offerings	Aug. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.243% Fixed Rate/Floating Rate Senior Unsecured Notes due 2032
Amount Registered | shares	2,500,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 2,500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 345,250.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $2,500,000,000 aggregate principal amount of 5.243% Fixed Rate/Floating Rate Senior Unsecured Notes due 2032, $3,250,000,000 aggregate principal amount of 5.729% Fixed Rate/Floating Rate Senior Unsecured Notes due 2037 and $1,000,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2032.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.729% Fixed Rate/Floating Rate Senior Unsecured Notes due 2037
Amount Registered | shares	3,250,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 3,250,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 448,825.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $2,500,000,000 aggregate principal amount of 5.243% Fixed Rate/Floating Rate Senior Unsecured Notes due 2032, $3,250,000,000 aggregate principal amount of 5.729% Fixed Rate/Floating Rate Senior Unsecured Notes due 2037 and $1,000,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2032.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Senior Unsecured Notes due 2032
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $2,500,000,000 aggregate principal amount of 5.243% Fixed Rate/Floating Rate Senior Unsecured Notes due 2032, $3,250,000,000 aggregate principal amount of 5.729% Fixed Rate/Floating Rate Senior Unsecured Notes due 2037 and $1,000,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2032.